RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2013
RESTRICTED NET ASSETS
RESTRICTED NET ASSETS

21.                   RESTRICTED NET ASSETS

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s subsidiaries.

In accordance with the PRC Regulations on Enterprises with Foreign Investment and the articles of association of the Company’s PRC subsidiaries, a foreign-invested enterprise established in the PRC is required to provide certain statutory reserves, namely general reserve fund, the enterprise expansion fund and staff welfare and bonus fund which are appropriated from net profit as reported in the enterprise’s PRC statutory accounts. A foreign-invested enterprise is required to allocate at least 10% of its annual after-tax profit to the general reserve until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors for all foreign-invested enterprises. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. ChinaCache Beijing was established as a foreign-invested enterprise and, therefore, is subject to the above mandated restrictions on distributable profits.

As a result of these PRC laws and regulations subject to the limit discussed above that require annual appropriations of 10% of after-tax income to be set aside, prior to payment of dividends as general reserve fund, the Company’s PRC subsidiaries and consolidated VIEs are restricted in their ability to transfer a portion of their net assets to the Company in the form of dividend payments, loans or advances. As of December 31, 2012 and 2013, the Company had appointed RMB1,326,000 and RMB1,326,000 (US$219,000), respectively in its statutory reserves.

Foreign exchange and other regulations in the PRC may further restrict the Company’s VIEs from transferring funds to the Company in the form of dividends, loans and advances. Amounts restricted include paid-in capital and statutory reserves of the Company’s PRC Subsidiaries and the equity of VIEs, as determined pursuant to PRC generally accepted accounting principles, totaling an aggregate of RMB287,607,000 (US$47,509,000) as of December 31, 2013.